Schedule of Investments - March 31, 2021
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.38%	Held	Value
COMMUNICATION SERVICES - 2.95%
Media - 2.95%
MDC Partners, Inc. (a)	3,277,700	$10,226,424
News Corp.	209,000	5,314,870
TOTAL COMMUNICATION SERVICES		15,541,294

CONSUMER DISCRETIONARY - 7.43%
Automobiles - 0.31%
Harley-Davidson, Inc.	41,500	1,664,150

Diversified Consumer Services - 1.40%
H&R Block, Inc.	339,100	7,392,380

Hotels, Restaurants & Leisure - 0.63%
International Game Technology PLC (a)	205,900	3,304,695

Internet & Catalog Retail - 0.77%
Points International Ltd. (a)	269,200	4,040,692

Specialty Retail - 4.32%
The ODP Corp. (a)	442,580	19,159,288
Sonic Automotive, Inc.	73,200	3,628,524
		22,787,812
TOTAL CONSUMER DISCRETIONARY		39,189,729

CONSUMER STAPLES - 0.57%
Beverages - 0.57%
The Duckhorn Portfolio, Inc. (a) (l)	179,600	3,013,688
TOTAL CONSUMER STAPLES		3,013,688

ENERGY - 11.68%
Energy Equipment & Services - 3.93%
Frank's International NV (a)	3,965,300	14,076,815
KLX Energy Services Holdings, Inc. (a) (l)	17,141	274,770
NexTier Oilfield Solutions, Inc. (a)	709,137	2,637,990
NOV, Inc. (a)	272,400	3,737,328
		20,726,903
Oil, Gas & Consumable Fuels - 7.75%
Altus Midstream Company	50,495	2,649,473
APA Corp.	159,100	2,847,890
Berry Corp.	234,400	1,291,544
Cairn Energy PLC (v)	471,400	1,106,444
Equitrans Midstream Corp.	993,500	8,106,960
Kosmos Energy Ltd. (a)	1,298,200	3,985,474
Range Resources Corp. (a)	1,478,200	15,269,806
Rockhopper Exploration PLC (a)	3,066,400	465,010
Whiting Petroleum Corp. (a)	145,800	5,168,610
		40,891,211
TOTAL ENERGY		61,618,114

FINANCIALS - 28.33%
Banks - 13.16%
Associated Banc-Corp	66,800	1,425,512
The Bank of NT Butterfield & Son Ltd.	505,700	19,327,854
First BanCorp	471,500	5,309,090
First Hawaiian, Inc.	581,000	15,901,970
Investors Bancorp, Inc.	195,800	2,876,302
Popular, Inc.	349,800	24,597,936
		69,438,664
Capital Markets - 4.24%
Evercore, Inc.	114,600	15,097,404
Lazard Ltd.	42,500	1,849,175
Stifel Financial Corp.	84,800	5,432,288
		22,378,867
Consumer Finance - 2.08%
SLM Corp.	609,500	10,952,715

Insurance - 8.58%
CNO Financial Group, Inc.	485,200	11,785,508
Enstar Group Ltd. (a)	97,779	24,125,013
Global Indemnity Group LLC	316,036	9,367,307
		45,277,828
Thrifts & Mortgage Finance - 0.27%
Luther Burbank Corp.	117,800	1,393,574
TOTAL FINANCIALS		149,441,648

HEALTH CARE - 4.13%
Health Care Providers & Services - 4.13%
Hanger, Inc. (a)	304,600	6,950,972
Triple-S Management Corp. (a)	569,500	14,824,085
TOTAL HEALTH CARE		21,775,057

INDUSTRIALS - 22.17%
Building Products - 0.95%
Armstrong Flooring, Inc. (a)	796,200	3,893,418
Resideo Technologies, Inc. (a)	39,080	1,104,010
		4,997,428
Commercial Services & Supplies - 0.28%
Quad/Graphics, Inc. (a)	419,100	1,479,423

Construction & Engineering - 4.52%
Fluor Corp. (a)	1,032,300	23,835,807

Machinery - 7.42%
Allison Transmission Holdings, Inc.	206,300	8,423,229
Crane Company	56,900	5,343,479
EnPro Industries, Inc.	177,400	15,126,898
The Greenbrier Companies, Inc.	99,600	4,703,112
Meritor, Inc. (a)	94,800	2,789,016
Miller Industries, Inc.	59,700	2,757,543
		39,143,277
Professional Services - 4.74%
Hudson Global, Inc. (a) (o)	192,560	3,196,496
KBR, Inc.	460,800	17,690,112
Korn Ferry	66,400	4,141,368
		25,027,976
Road & Rail - 3.75%
AMERCO	32,300	19,786,980

Trading Companies & Distributors - 0.51%
Rush Enterprises, Inc.	54,450	2,713,243
TOTAL INDUSTRIALS		116,984,134

INFORMATION TECHNOLOGY - 11.37%
Communications Equipment - 0.73%
Casa Systems, Inc. (a)	77,400	737,622
CommScope Holding Company, Inc. (a)	201,300	3,091,968
		3,829,590
Electronic Equipment, Instruments & Components - 5.29%
Arrow Electronics, Inc. (a)	189,400	20,989,308
Avnet, Inc.	62,000	2,573,620
Belden, Inc.	98,200	4,357,134
		27,920,062
IT Services - 3.43%
Euronet Worldwide, Inc. (a)	131,000	18,117,300

Semiconductors & Semiconductor Equipment - 1.92%
Diodes, Inc. (a)	126,600	10,107,744
TOTAL INFORMATION TECHNOLOGY		59,974,696

MATERIALS - 0.01%
Metals & Mining - 0.01%
Noranda Aluminum Holding Corp. (a) (i) (o)	800,300	48,818
TOTAL MATERIALS		48,818

REAL ESTATE - 4.50%
Equity Real Estate Investment Trusts - 3.90%
Seritage Growth Properties (a) (l)	1,122,900	20,605,215

Real Estate Management & Development - 0.60%
The RMR Group, Inc.	77,100	3,146,451
TOTAL REAL ESTATE		23,751,666

UTILITIES - 6.24%
Electric Utilities - 3.51%
Hawaiian Electric Industries, Inc.	141,000	6,264,630
Portland General Electric Company	258,200	12,256,754
		18,521,384
Multi-Utilities - 2.73%
Avista Corp.	301,100	14,377,525
TOTAL UTILITIES		32,898,909

Total common stocks (Cost $429,875,587)		524,237,753
Total long-term investments (Cost $429,875,587)		524,237,753

COLLATERAL FOR SECURITIES ON LOAN - 1.83%
Money Market Funds - 1.83%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.03%^	9,672,335	9,672,335
Total collateral for securities on loan (Cost $9,672,335)		9,672,335

	Principal
SHORT-TERM INVESTMENTS - 0.77%	Amount
Time Deposits - 0.77%
Banco Bilbao Vizcaya Argentaria SA, 0.01%, 04/01/2021*	$4,078,651	4,078,651
Total short-term investments (Cost $4,078,651)		4,078,651

Total investments - 101.98% (Cost $443,626,573)		537,988,739

Liabilities in excess of other assets - (1.98)%		(10,451,454)

Net assets - 100.00%		$527,537,285

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $48,818, which represented 0.01% of net assets.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $9,462,257.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2021, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2020	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2021	Dividends	March 31, 2021
Hudson Global, Inc.	$1,768,900	$-	$(145,746)	$(1,862,838)	$3,436,180	$3,196,496	$-	$192,560
Noranda Aluminum Holding Corp.	3,041	-	-	-	45,777	48,818	-	800,300
	$1,771,941	$-	$(145,746)	$(1,862,838)	$3,481,957	$3,245,314	$-
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,106,444, which represented 0.21% of net assets.  See Security Valuation below.

^	- Rate shown is the 7-day yield as of March 31, 2021.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$523,131,309
Money Market Funds	9,672,335
Time Deposits	4,078,651
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	1,106,444
Level 3 --- Significant unobservable inputs	-

Total Investments	$537,988,739

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.